SIGNIFICANT ACCOUNTING POLICIES - Disclosure of detailed information about intangible assets with indefinite useful life (Details)	12 Months Ended
Dec. 31, 2022
Patents [Member]
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	5 years
Rights [Member]
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	2 years
Intellectual Property [Member]
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, intangible assets other than goodwill	7 years